Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone (215) 564-8000 Fax (215) 564-8120

Angela N. Velez

avelez@stradley.com

215-564-8691

April 30, 2015

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:	UBS Relationship Funds
File No. 811-09036

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended (the “1940 Act”), submitted electronically via the EDGAR system, please find enclosed Amendment No. 58 (the “Amendment”) to the Registration Statement of UBS Relationship Funds (the “Registrant”) on Form N-1A.

The Amendment is being filed to update the Fund’s financial statements for the fiscal year ended December 31, 2014, and to make certain non-material changes.

Please direct questions or comments relating to the Amendment to me at the number above.

Very truly yours,

/s/ Angela N. Velez
Angela N. Velez

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